Statement of Stockholders' Equity (Unaudited) (Q2) - USD ($)	Preferred Stock Series A Convertible	Common Stock Class A	Common Stock Class B	Additional Paid in Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2022		$ 168	$ 48	$ 780,685	$ (627,118)		$ 153,783
Balance (in Shares) at Dec. 31, 2022		1,677,056	472,945
Class B common stock for cash			$ 35	6,580,612			6,580,647
Class B common stock for cash (in Shares)			352,682
Net loss					(4,931,197)		(4,931,197)
Balance at Dec. 31, 2023		$ 168	$ 121	8,657,190	(5,558,315)	(176,876)	2,922,288
Balance (in Shares) at Dec. 31, 2023		1,677,056	1,207,827
Class B Common stock issued for restricted stock awards			$ 38	1,295,893			1,295,931
Class B Common stock issued for restricted stock awards (in Shares)			382,200
Conversion from Class A to Class B common stock		$ (17)	$ 17
Conversion from Class A to Class B common stock (in Shares)		(170,650)	170,650
Stock based compensation				326,871			326,871
Net loss					(1,386,904)		(1,386,904)
Balance at Mar. 31, 2024		$ 151	$ 138	8,984,061	(6,945,219)	(176,876)	1,862,255
Balance (in Shares) at Mar. 31, 2024		1,506,406	1,378,477
Balance at Dec. 31, 2023		$ 168	$ 121	8,657,190	(5,558,315)	(176,876)	2,922,288
Balance (in Shares) at Dec. 31, 2023		1,677,056	1,207,827
Conversion from Class A to Class B common stock
Net loss							(3,113,441)
Balance at Jun. 30, 2024		$ 151	$ 156	10,945,415	(8,671,756)	(176,876)	2,097,090
Balance (in Shares) at Jun. 30, 2024	165	1,506,406	1,559,595
Class B common stock subscription proceeds received, net							(194,434)
Balance at Dec. 31, 2023		$ 168	$ 121	8,657,190	(5,558,315)	(176,876)	2,922,288
Balance (in Shares) at Dec. 31, 2023		1,677,056	1,207,827
Conversion from Class A to Class B common stock							54,110
Conversion from Class A to Class B common stock (in Shares)	330
Class B common stock for cash			$ 271	2,388,587			2,388,858
Class B common stock for cash (in Shares)			2,718,475
Net loss					(6,393,932)		(6,393,932)
Balance at Dec. 31, 2024		$ 100	$ 906	14,791,922	(12,006,357)		2,786,571
Balance (in Shares) at Dec. 31, 2024	100	1,000,000	9,060,965
Series A Convertible Preferred stock issued		$ (68)	$ 68
Series A Convertible Preferred stock issued (in Shares)		(677,056)	677,056
Class B Common stock issued for restricted stock awards			$ 17	1,212,340			1,212,357
Class B Common stock issued for restricted stock awards (in Shares)			168,354
Class B Common stock issued for purchase of intangible asset			$ 1	9,499			9,500
Class B Common stock issued for purchase of intangible asset (in Shares)			5,000
Balance at Mar. 31, 2024		$ 151	$ 138	8,984,061	(6,945,219)	(176,876)	1,862,255
Balance (in Shares) at Mar. 31, 2024		1,506,406	1,378,477
Net loss					(1,726,537)		(1,726,537)
Balance at Jun. 30, 2024		$ 151	$ 156	10,945,415	(8,671,756)	(176,876)	2,097,090
Balance (in Shares) at Jun. 30, 2024	165	1,506,406	1,559,595
Series A Convertible Preferred stock issued				1,345,000			1,345,000
Series A Convertible Preferred stock issued (in Shares)	165
Class B common stock subscription proceeds received, net			$ 12	194,422			194,434
Class B common stock subscription proceeds received, net (in Shares)			124,318
Class B Common stock issued for restricted stock awards			$ 5	412,433			412,438
Class B Common stock issued for restricted stock awards (in Shares)			51,800
Class B Common stock issued for purchase of intangible asset			$ 1	9,499			9,500
Class B Common stock issued for purchase of intangible asset (in Shares)			5,000
Balance at Dec. 31, 2024		$ 100	$ 906	14,791,922	(12,006,357)		2,786,571
Balance (in Shares) at Dec. 31, 2024	100	1,000,000	9,060,965
Conversion from Class A to Class B common stock			$ 152	35,043			35,195
Conversion from Class A to Class B common stock (in Shares)	(100)		1,518,654
Class B common stock for cash			$ 283	3,118,587			3,118,870
Class B common stock for cash (in Shares)			2,833,543
Stock based compensation				252,522			252,522
Dividend declared - Series A Convertible Preferred stock					(35,195)		(35,195)
Net loss					(1,624,218)		(1,624,218)
Balance at Mar. 31, 2025		$ 100	$ 1,341	18,198,074	(13,665,770)		4,533,745
Balance (in Shares) at Mar. 31, 2025		1,000,000	13,413,162
Balance at Dec. 31, 2024		$ 100	$ 906	14,791,922	(12,006,357)		2,786,571
Balance (in Shares) at Dec. 31, 2024	100	1,000,000	9,060,965
Conversion from Class A to Class B common stock							35,195
Net loss							(4,288,829)
Balance at Jun. 30, 2025		$ 100	$ 1,562	19,012,713	(16,330,381)		2,683,994
Balance (in Shares) at Jun. 30, 2025		1,000,000	15,624,395
Class B common stock subscription proceeds received, net
Balance at Mar. 31, 2025		$ 100	$ 1,341	18,198,074	(13,665,770)		4,533,745
Balance (in Shares) at Mar. 31, 2025		1,000,000	13,413,162
Conversion from Class A to Class B common stock			$ 216	(216)
Conversion from Class A to Class B common stock (in Shares)			2,158,882
Class B Common stock issued for cashless exercise of warrants			$ 5	(5)
Class B Common stock issued for cashless exercise of warrants (in Shares)			52,351
Stock based compensation				814,860			814,860
Net loss					(2,664,611)		(2,664,611)
Balance at Jun. 30, 2025		$ 100	$ 1,562	$ 19,012,713	$ (16,330,381)		$ 2,683,994
Balance (in Shares) at Jun. 30, 2025		1,000,000	15,624,395